Revenue - Revenue from Product Sales (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
License fees	$ 473,039	$ 5,159,425
Research and development services	876,619	3,591,855
Milestone payments	3,184,988	1,128,630
Government grants	830,408	2,547,382
Total Revenue	$ 5,365,054	$ 12,427,292